Equity (Summary of RSUs activity) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number of RSUs
Unvested RSUs outstanding as of December 31, 2014 | shares	660,101
Granted | shares	158,935
Vested | shares	(93,424)
Forfeited | shares	(166,488)
Unvested RSUs outstanding as of December 31, 2015 | shares	559,124
Weighted Average Grant Date Fair Value
Unvested RSUs outstanding as of December 31, 2014 | $ / shares	$ 94.15
Granted | $ / shares	48.10
Vested | $ / shares	97.71
Forfeited | $ / shares	91.17
Unvested RSUs outstanding as of December 31, 2015 | $ / shares	$ 81.35